LONG-TERM DEBT - Changes in Long-Term Debt (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowings [Roll Forward]
Balance, beginning of period	$ 6,166.1	$ 7,625.1
Cash flows
Issuance of long-term debt	3,816.0	4,667.9
Non-cash changes
Accrued Interest And Other Non-Cash Changes	19.1	125.6
Revaluation Of Foreign Exchange	5.8	(129.7)
Fair Value Movements On Cash Flow Hedges	13.4	118.5
Balance, end of period	7,979.0	6,166.1
Repayment of long-term debt	(2,010.8)	(6,200.3)
Payment of financing costs	$ (30.6)	$ (41.0)